Property, plant and equipment - Property, plant and equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 2,452	€ 2,483
Additions	564	637
Assets available for use	0	0
Depreciation	(563)	(608)
Impairments	(39)	(89)
Divestments and transfers to assets classified as held for sale	(6)
Reclassifications	(18)	(4)
Translation differences and other	(173)	31
Total change	(235)	(32)
Property, plant and equipment at end of period	2,217	2,452
Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,565	1,565
Additions	461	448
Assets available for use	(1)	(26)
Depreciation	(373)	(406)
Impairments	(33)	(65)
Divestments and transfers to assets classified as held for sale	(5)
Reclassifications	(18)	8
Translation differences and other	(132)	41
Total change	(100)	1
Property, plant and equipment at end of period	1,465	1,565
Property, plant and equipment | Property, plant and equipment subject to operating leases [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	135
Additions	135	131
Depreciation	(96)	(103)
Property, plant and equipment at end of period	143	135
Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	886	919
Additions	103	189
Assets available for use	1	26
Depreciation	(190)	(202)
Impairments	(7)	(23)
Divestments and transfers to assets classified as held for sale	(1)
Reclassifications	0	(12)
Translation differences and other	(41)	(10)
Total change	(134)	(33)
Property, plant and equipment at end of period	752	886
Cost
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,441	6,162
Property, plant and equipment at end of period	5,923	6,441
Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,738	4,521
Property, plant and equipment at end of period	4,340	4,738
Cost | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,702	1,641
Property, plant and equipment at end of period	1,583	1,702
Accumulated depreciation, amortisation and impairment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(3,989)	(3,679)
Property, plant and equipment at end of period	(3,706)	(3,989)
Accumulated depreciation, amortisation and impairment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(3,173)	(2,957)
Property, plant and equipment at end of period	(2,875)	(3,173)
Accumulated depreciation, amortisation and impairment | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(816)	(722)
Property, plant and equipment at end of period	(831)	(816)
Land and buildings | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	454	476
Additions	1	2
Assets available for use	42	12
Depreciation	(44)	(49)
Impairments	(1)	(14)
Divestments and transfers to assets classified as held for sale	(1)
Reclassifications	5	7
Translation differences and other	(28)	20
Total change	(26)	(22)
Property, plant and equipment at end of period	428	454
Land and buildings | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	749	806
Additions	25	101
Assets available for use	1	26
Depreciation	(132)	(146)
Impairments	(7)	(23)
Divestments and transfers to assets classified as held for sale	(1)
Reclassifications	0	(9)
Translation differences and other	(28)	(6)
Total change	(142)	(57)
Property, plant and equipment at end of period	607	749
Land and buildings | Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,151	1,114
Property, plant and equipment at end of period	1,105	1,151
Land and buildings | Cost | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,462	1,425
Property, plant and equipment at end of period	1,328	1,462
Land and buildings | Accumulated depreciation, amortisation and impairment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(697)	(638)
Property, plant and equipment at end of period	(677)	(697)
Land and buildings | Accumulated depreciation, amortisation and impairment | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(712)	(619)
Property, plant and equipment at end of period	(721)	(712)
Machinery and installations | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	440	453
Additions	148	134
Assets available for use	69	70
Depreciation	(174)	(191)
Impairments	(17)	(23)
Divestments and transfers to assets classified as held for sale	0
Reclassifications	(5)	(6)
Translation differences and other	(52)	2
Total change	(31)	(13)
Property, plant and equipment at end of period	408	440
Machinery and installations | Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,790	1,731
Property, plant and equipment at end of period	1,550	1,790
Machinery and installations | Accumulated depreciation, amortisation and impairment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,350)	(1,278)
Property, plant and equipment at end of period	(1,142)	(1,350)
Other equipment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	401	363
Additions	41	76
Assets available for use	127	140
Depreciation	(155)	(166)
Impairments	(14)	(28)
Divestments and transfers to assets classified as held for sale	(2)
Reclassifications	(15)	8
Translation differences and other	(28)	9
Total change	(46)	38
Property, plant and equipment at end of period	355	401
Other equipment | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	137	113
Additions	78	87
Assets available for use	0	0
Depreciation	(58)	(56)
Impairments	0	0
Divestments and transfers to assets classified as held for sale	0
Reclassifications	0	(3)
Translation differences and other	(13)	(4)
Total change	8	24
Property, plant and equipment at end of period	145	137
Other equipment | Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,527	1,404
Property, plant and equipment at end of period	1,411	1,527
Other equipment | Cost | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	241	216
Property, plant and equipment at end of period	255	241
Other equipment | Accumulated depreciation, amortisation and impairment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,126)	(1,041)
Property, plant and equipment at end of period	(1,055)	(1,126)
Other equipment | Accumulated depreciation, amortisation and impairment | Right-of-use assets
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(104)	(104)
Property, plant and equipment at end of period	(110)	(104)
Assets under construction | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	271	274
Additions	271	236
Assets available for use	(239)	(248)
Depreciation	0	0
Impairments	0	0
Divestments and transfers to assets classified as held for sale	(2)
Reclassifications	(3)	(1)
Translation differences and other	(23)	10
Total change	3	(3)
Property, plant and equipment at end of period	274	271
Assets under construction | Cost | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	271	274
Property, plant and equipment at end of period	274	271
Assets under construction | Accumulated depreciation, amortisation and impairment | Property, plant and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	€ 0	€ 0